UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      	First Washington Corporation
Address:		601 Union Street, Suite 3701
          		Seattle, WA  98101

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David D. Lewis
Title:   	Chief Compliance Officer
Phone No.:  206-624-8320

Signature, Place, and Date of Signing:

   David D. Lewis      Seattle, Washington            November 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      96

Form 13F Information Table Value Total:      $ 115,706,425.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F INFORMATION TABLE

Column 1                            COLUMN 2            COLUMN 3  COLUMN 4  COLUMN 5          COLUMN 6COLUMNCOLUMN 8
                                                                  VALUE     SHRS OR    SH/PRN INVESTME OTHERVOTING AUTHORITY
NAME OF ISSUER                      TITLE CLASS        CUSIP      (x$1000)  PRN AMT   PUT/CALLDISCRET. MANAGSOLE  SHARED   NONE
--------                            --------          --------    --------  -----     -----   -----   ----- ----- ----- -----
8X8 INC NEW                         COM               282914100         2834    432020        SOLE                           432020
ALPHA NATURAL RESOURCES INC         COM               02076X102           33      5000        SOLE                             5000
ALTRIA GROUP                        COM               02209S103           12       350        SOLE                              350
APPLE                               COM               037833100         7229     10836        SOLE                            10836
AUTODESK INC                        COM               052769106         1673     50150        SOLE                            50150
AVISTA CORP                         COM               05379B107          193      7500        SOLE                             7500
BANK AMER CORP                      COM               060505104           22      2500        SOLE                             2500
BANNER CORP                         COM NEW           06652V208         4283    157756        SOLE                           157756
BAZAARVOICE INC                     COM               073271108          464     30655        SOLE                            30655
BE AEROSPACE INC                    COM               073302101         3924     93176        SOLE                            93176
BERKSHIRE HATHAWAY                  CL A              084670108          133         1        SOLE                                1
BERKSHIRE HATHAWAY                  CL B              084670702          321      3640        SOLE                             3640
BOEING CO                           COM               097023105            2        30        SOLE                               30
C&J ENERGY SVCS INC                 COM                12467B304        2404    120790        SOLE                           120790
CALLIDUS SOFTWARE INC               COM               13123E500         3021    612750        SOLE                           612750
CAMERON INTERNATIONAL CORP          COM               13342B105         1365     24350        SOLE                            24350
CAPITAL SR LIVING                   COM               140475104         4327    299012        SOLE                           299012
CATERPILLAR INC                     COM               149123101            9       100        SOLE                              100
CENTURYLINK INC                     COM                  156700106        10       250        SOLE                              250
CHINAEDU CORP                       SPON ADR          16945L107         1967    322469        SOLE                           322469
CISCO SYSTEMS                       COM               17275R102          907     47500        SOLE                            47500
CME GROUP INC                       COM               12572Q105          211      3675        SOLE                             3675
COCA COLA COMPANY                   COM               191216100           30       800        SOLE                              800
COSTCO WHSL CORP                    COM               22160K105           28       280        SOLE                              280
CURENCYSHARES                       EURO SHS          23130C108           13       100        SOLE                              100
DANAHER CORP DEL                    COM                  235851102        15       275        SOLE                              275
DELAWARE INV MN MUN INC FD I        COM               24610V103          237     15400        SOLE                            15400
DISNEY WALT CO                      COM DISNEY        254687106           14       275        SOLE                              275
EATON VANCE CORP                    COM NON VTG       278265103           58      2000        SOLE                             2000
EMAGIN CORP                         COM NEW           29076N206         3307    802600        SOLE                           802600
EMERITUS CORP                       COM               291005106         5206    248625        SOLE                           248625
F5 NETWORKS INC                     COM                315616102        1920     18344        SOLE                            18344
FIDELITY NATL INFORMATION SV        COM               31620M106           18       565        SOLE                              565
FLEXSTEEL INDS INC                  COM               339382103          262     12680        SOLE                            12680
FLOTEK INDS INC DEL                 COM               343389102         1367    107890        SOLE                           107890
FORD MTR CO DEL                     COM PAR $0.01     345370860         2216    224790        SOLE                           224790
FORTINET INC                        COM               34959E109         2028     84075        SOLE                            84075
GENTHERM INC                        COM               37253A103         2588    208065        SOLE                           208065
GILEAD SCIENCES INC                 COM                  375558103        11       171        SOLE                              171
GOLDMAN SACHS GROUP INC             COM               38141G104           91       800        SOLE                              800
GOOGLE                              CL A              38259P508         3130      4148        SOLE                             4148
HEWLETT PACKARD CO                  COM               428236103          375     22000        SOLE                            22000
HOMESTREET INC                      COM               43785V102           19       498        SOLE                              498
INTEL CORP                          COM               458140100         3277    144650        SOLE                           144650
INTUIT                              COM               461202103            9       145        SOLE                              145
ISHARES INC                         MSCI CDA INX      464286509           71      2500        SOLE                             2500
ISHARES TR                          FTSE CHINA25 IDX  464287184          140      4050        SOLE                             4050
ISHARES TR                          S&P 500 INDEX     464287200          217      1500        SOLE                             1500
ISHARES TR                          MSCIEMERGMKT      464287234         1464     35430        SOLE                            35430
ISHARES TR                          MSCI EAFE         464287465         1275     24060        SOLE                            24060
ISHARES TR                          RUSSELL MCP VL    464287473          345      7076        SOLE                             7076
ISHARES TR                          MSCI ACWI EX         464288240       101      2575        SOLE                             2575
ISHARES TR                          BARCLYS 1-3YR CR  464288646          508      4800        SOLE                             4800
JOHNSON & JOHNSON                   COM               478160104           24       345        SOLE                              345
KIMBERLY CLARK CORP                 COM               494368103           10       115        SOLE                              115
KROGER CO                           COM               501044101            3       148        SOLE                              148
LENNAR CORP                         CL A              526057104         2818     81060        SOLE                            81060
LEVEL 3 COMMUNICATIONS INC          COM NEW            52729N308        3168    137899        SOLE                           137899
LIMELIGHT NETWORKS INC              COM               53261M104         1946    831688        SOLE                           831688
LSI CORPORATION                     COM                502161102        2862    414250        SOLE                           414250
M & T BK CORP                       COM               55261F104           69       720        SOLE                              720
MCDONALDS CORP                      COM               580135101           73       800        SOLE                              800
MDU RES GROUP INC                   COM               552690109         2143     97240        SOLE                            97240
MEDTRONIC INC                       COM               585055106           80      1849        SOLE                             1849
MERCK & CO INC NEW                  COM               58933Y105           38       837        SOLE                              837
METLIFE INC                         COM               59156R108           15       422        SOLE                              422
MICROSOFT CORP                      COM               594918104         4945    166167        SOLE                           166167
MYR GROUP INC                       COM               55405W104         2129    106710        SOLE                           106710
NIKE INC                            CL B              654106103         1995     21020        SOLE                            21020
NORDSTROM INC                       COM               655664100          464      8400        SOLE                             8400
OMEROS CORP                         COM               682143102           35      3749        SOLE                             3749
PACCAR INC                          COM               693718108         2429     60693        SOLE                            60693
PFIZER INC                          COM               717081103           27      1100        SOLE                             1100
PONIARD PHARMACEUTICALS INC         COM PAR $0.02      732449400           0        65        SOLE                               65
PROSHARES TR                        PSHS ULT S&P 500  74347R107          122      2000        SOLE                             2000
QUALCOMM INC                        COM               747525103           27       425        SOLE                              425
RAYONIER INC                        COM               754907103         2609     53230        SOLE                            53230
RED LION HOTELS CORP                COM               756764106         5083    813200        SOLE                           813200
ROCK-TENN CO                        CL A              772739207         1222     16930        SOLE                            16930
SEADRILL LIMITED                    SHS               G7945E105           12       300        SOLE                              300
SERVICESOURCE INTL LLC              COM                81763U100        2575    250650        SOLE                           250650
SOUTHWEST AIRLS CO                  COM                  844741108      1890    215480        SOLE                           215480
SPDR TR                             UNIT SER 1        78462F103         1792     12450        SOLE                            12450
STARBUCKS CORP                      COM               855244109           65      1285        SOLE                             1285
TESLA MTRS INC                      COM               88160R101           59      2000        SOLE                             2000
TIME WARNER CABLE INC               COM               88732J207           12       130        SOLE                              130
TW TELECOM INC                      COM               87311L104         2492     95530        SOLE                            95530
U S AIRWAYS GROUP INC               COM               90341W108           21      2000        SOLE                             2000
US BANCORP DEL                      COM               902973304          782     22800        SOLE                            22800
VANGUARD SPECIALIZED PORTFOL        DIV APP ETF       921908844           17       290        SOLE                              290
VERIZON COMMUNICATIONS INC          COM               92343V104         2355     51675        SOLE                            51675
VOLTERRA SEMICONDUCTOR CORP         COM               928708106         1360     62200        SOLE                            62200
WELLS FARGO & CO NEW                COM                  949746101       155      4492        SOLE                             4492
WISDOMTREE TRUST                    EMERG MKTS ETF    97717W315          180      3349        SOLE                             3349
WISDOMTREE TRUST                    DIV EX-FINL FD    97717W406           16       282        SOLE                              282
ZILLOW                              CL A              98954A107         1904     45150        SOLE                            45150